Income Taxes - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at UK statutory rate of 19%	$ (16,806)	$ (26,609)	$ (18,277)
R&D expenditure			5,756
Foreign rate differential	62	69	42
Change in valuation allowance	19,280	40,508	15,691
U.S. state income taxes	35	21	(13)
Change in tax rates	(4,627)	(16,777)
Other	2,425	3,130	(3,070)
Total income tax expense:	$ 368	$ 342	$ 129